Operations (Details Narrative) R$ in Thousands							12 Months Ended
	May 03, 2018	Mar. 27, 2017	Mar. 22, 2017	Dec. 16, 2016	Dec. 16, 2016	Oct. 05, 2016	Jun. 30, 2018 BRL (R$) a	Jun. 30, 2017 BRL (R$)
Disclosure of joint ventures [line items]
Description of sale of farm	The Company sold a 956 hectares area (660 hectares of arable land) of the Araucária Farm. The area was sold for 1,208 soybean bags per usable hectare or R$66,224 par value. The Company received a down payment of 79,200 soybean bags in the amount of R$5,267, a second installment corresponding to the same number of soybean bags to be received on September 1, 2018 and the balance to be settled in six annual installments.	<table border="0" cellpadding="0" cellspacing="0" style="width: 100%; border-collapse: collapse"> <tr style="vertical-align: bottom"> <td style="font: 11pt Calibri, Helvetica, Sans-Serif; width: 100%">The Company sold a 274-hectare area (200 arable hectares) of the Araucaria Farm for 1,000 soybean bags per usable hectare or R$12,451. The Company received a down payment of 39,254 soybean bags in the amount of R$2,124 and the balance will be received in four annual installments.</td></tr> </table>	<table border="0" cellpadding="0" cellspacing="0" style="width: 100%; border-collapse: collapse"> <tr style="vertical-align: bottom"> <td style="font: 11pt Calibri, Helvetica, Sans-Serif; width: 100%">The Company sold a 1,360-hectare area (918 hectares of arable land) of the Araucaria Farm, for 280 soybean bags per usable hectare or R$16,987 (Note 7.1.e – Araucaria IV). The Company received a down payment of 50,148 soybean bags in the amount of R$3,008 and the balance will be received in five annual installments.</td></tr> </table>					<table border="0" cellpadding="0" cellspacing="0" style="width: 100%; border-collapse: collapse"> <tr style="vertical-align: bottom"> <td style="font: 11pt Calibri, Helvetica, Sans-Serif; width: 100%">The Company completed the sale of a 625-hectare area (500 agricultural hectares) of Jatoba Farm. The area was sold for 300 soybean bags per usable hectare or R$10,145. The Company received a down payment of 15,000 soybean bags in the amount of R$878, a second installment of the same amount on July 30, 2017, and the remaining balance will be settled in four annual installments.</td></tr> </table>
Restricted financial investments								R$ 49,703
Description of incorporation					<table border="0" cellpadding="0" cellspacing="0" style="width: 100%; border-collapse: collapse"> <tr style="vertical-align: bottom"> <td style="font: 11pt Calibri, Helvetica, Sans-Serif; width: 100%">Palmeiras S.A. (“Palmeiras”) was incorporated in Asunción, the capital city of Paraguay, with partners Jaborandi Agrícola Ltda. holding 1% of the shares and BrasilAgro holding 99% of the shares.</td></tr> </table>
Area of owned land | a							198,158
Area of leased land | a							26,763
Gain on jointly controlled investment							R$ 5,098
Other Operating Income (Expenses), Net [Member]
Disclosure of joint ventures [line items]
Write-off of effect of conversion of joint venture due to spin-off							R$ 30,616
Palmeiras S.A. [Member]
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary				99.00%
Cresca S.A [Mebmer]
Disclosure of joint ventures [line items]
Ownership interest in share capital						50.00%	50.00%
Waive interest							R$ 16,563